Loans - Loan Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,055,506	$ 1,001,527
Allowance for loan losses	(13,305)	(14,361)
Net loans	1,042,201	987,166
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	135,462	124,402
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	161,364	167,897
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	395,931	348,439
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	247,308	236,338
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	56,293	58,898
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	41,170	46,993
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 17,978	$ 18,560